Income Taxes (Details) - Schedule of Provision for Income Taxes	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)	¥ (9,345,241)	$ (68,720)	¥ 12,963,341	¥ 290,000
Deferred tax (benefit) expense	122,261	899	15,978,261	(15,912,026)
TOTAL OPERATING REVENUES	¥ (9,222,980)	$ (67,821)	¥ 28,941,602	¥ (15,622,026)